REDEEMABLE NON-CONTROLLING INTERESTS	6 Months Ended
Jun. 30, 2022
Noncontrolling Interest [Abstract]
REDEEMABLE NON-CONTROLLING INTERESTS
NOTE 11 – REDEEMABLE NON-CONTROLLING INTERESTS

On July 3, 2019, AU10TIX entered into a Series A Preferred Subscription Agreement (the "Agreement") with TPG Lux 2018 SC I, S.a.r.l ("TPG"), according to which AU10TIX issued 3,000,000 Series A Preferred Shares ("Series A Shares") to TPG for a subscription price of US$60,000 in cash representing approximately 24% of the outstanding share capital of AU10TIX and 23.077% of the fully-diluted share capital of AU10TIX (see note 15). Transaction costs totaled $4,540 and were deducted from the redeemable non-controlling interests balance.

On November 7, 2019, AU10TIX entered into a Series A and Series A-1 Preferred Subscription Agreement with Oak HC/FT Partners II, L.P. ("Oak"), according to which AU10TIX issued 1,000,000 Series A Preferred Shares and 23,622 Series A-1 Preferred Shares ("Series A-1 Shares" and together with Series A Shares – "the Preferred Shares") to Oak for a subscription price of US$20,000 in cash representing approximately 7.401% of the outstanding share capital of AU10TIX and 7.143% of the fully-diluted share capital of AU10TIX. For accounting purposes, the investment was allocated to the Series A and Series A-1 Preferred Shares on a relative fair value basis: $19,537 and $461, respectively. Transaction costs totaled $1,513 and were deducted from the respective investment amounts.

Following the Oak investment, on November 7, 2019, TPG subscribed for 307,087 Series A-1 Shares at nominal value (US$0.001 per share) (“Bonus Issue Series A-1 Shares”) in order to preserve its 23.077% ownership interest in the fully diluted share capital of AU10TIX.

The Preferred Shares Rights

Liquidation Preference: The holders of Series A Shares (“Series A Holders”) are entitled to a liquidation preference upon the occurrence of a sale, initial public offering (“IPO”), merger, consolidation, reorganization, winding-up, dissolution or liquidation of AU10TIX, pursuant to which the Series A Holders are entitled, on the occurrence of such event and in priority to the ordinary shares, to receive the greater of: (a) an amount equal to the initial subscription price for the Series A Shares, plus all accrued but unpaid dividends in respect of the Series A Shares, less all dividends previously paid on the Series A Shares, and (b) the proceeds distributable in respect of the Series A Shares had they been converted into ordinary shares. The initial subscription price for the Series A Shares (and calculations derived therefrom) are subject to customary adjustments as set forth in the agreements executed in connection with the Sale.

Conversion Rights: The Series A Shares are subject to conversion into ordinary shares of AU10TIX: (a) on the written request by any Series A Shareholder; and (b) immediately prior to a qualifying IPO of AU10TIX (being an IPO where the net aggregate gross proceeds to AU10TIX exceed US$75 million and where the subscription price per share paid by the public is not less than 150% of the initial subscription price paid for the Series A Shares). Pursuant to these conversion arrangements, the Series A Shares will convert into ordinary shares on a 1:1 basis (subject to certain agreed upon adjustments).

Anti-Dilution Protection: The Shareholders Agreements contain customary broad-based weighted average anti-dilution protection whereby, if further shares are issued by AU10TIX at a price per new security that is less than the initial subscription price paid for the Series A Shares, then the Series A Holders shall be entitled to receive additional Series A Shares (at no further cost) on a weighted-average basis, reflecting the value of equity in AU10TIX as determined based on the subscription price paid in the new issue of securities.

Pre-emption Rights: The Shareholders Agreements contain a restriction on issuing any securities ranking senior to or on party with the Series A Shares for as long as TPG and/or any subsequent investor holds at least one third of the overall number of Series A Shares in issue as at the date of completion of the Sale. In addition, each shareholder holding in excess of 3% of the shares of AU10TIX has the right to participate in any new issuance of securities by the AU10TIX, subject to customary exceptions.

Exit Rights: At any time from and after the fifth (5th) anniversary of completion of the issuance, upon written request by TPG, AU10TIX is required to use reasonable endeavors to facilitate the sale by TPG of the Preferred Shares (or, following conversion, ordinary shares) to a third party at a price in excess of 150% of the initial subscription price paid for the Series A Shares and subject to a right of first refusal in favor of AU10TIX. In the event that, three (3) months thereafter, a sale of the Preferred Shares held by TPG has not been consummated, upon written request by TPG, AU10TIX is required to facilitate a sale of AU10TIX within six (6) months after such written request, and thereafter, TPG has the right to require AU10TIX to facilitate a sale or IPO of AU10TIX. On the exercise of such rights, each other shareholder (including AU10TIX) is required to cooperate with TPG regarding such sale or IPO and TPG has the right to exercise drag rights over the shares held by other shareholders in order to facilitate such exit event.

The Exit Right is part of the issuance of the Series A Shares, and was not entered into separately from the transaction that created the non-controlling interests. The Exit Right is not legally detachable from the non-controlling interests because it is non-transferrable (i.e., the instrument cannot be transferred without the underlying preferred shares). Thus, the Exit Right would not be separately exercisable from the non-controlling interests shares because the non-controlling interests shares will be settled when the Exit Right is exercised. As a result, the Exit Right would be considered embedded in the Series A Shares held by TPG.

Shares of redeemable convertible preferred stock are not mandatorily or currently redeemable. However, the Exit Right would constitute a contingent redemption event that is outside of AU10TIX’s control. As such, Series A Shares have been presented outside of permanent equity as redeemable non-controlling interests. AU10TIX has adjusted the carrying value of the redeemable non-controlling interests to adjust for the non-controlling interests share in AU10TIX's profits and Other Comprehensive Income (Loss). AU10TIX has not adjusted the carrying values of the redeemable non-controlling interests to the deemed liquidation values of such shares since a liquidation event was not probable at any of the balance sheet dates. Subsequent adjustments to increase or decrease the carrying values to the ultimate liquidation values will be made only if and when it becomes probable that such a liquidation event will occur.

The Series A-1 Preferred Shares do not entitle their holders to any liquidation or exit rights as the Series A Preferred Shares, and therefore are classified within permanent equity, as non-controlling interests.

The anti-dilution provisions cited above have not been bifurcated from the host contract since they are to be settled into AU10TIX's non-traded shares, thus the "net settlement" criteria is not met.

On June 28, 2021, TPG, Oak, GF GW LLC (“GF”) and AU10TIX, entered into a Sale and Purchase Agreement (the “SPA”), pursuant to which Oak and GF purchased preferred shares in AU10TIX from TPG. In connection with the SPA, (i) such parties and ICTS entered into an amended and restated shareholders agreement (the “SHA”) and an amended and restated registration rights agreement (the “RRA”) and (ii) AU10TIX’s Articles of Association (the “Articles”) were amended by a deed of amendment (the “Deed of Amendment”).

Pursuant to the SPA, Oak purchased 755,906 AU10TIX Series A Preferred shares from TPG and GF purchased 1,511,811 AU10TIX Series A Preferred Shares from TPG. In connection with such purchases, all outstanding AU10TIX’s Series A Preferred Shares and Series A-1 Preferred Shares were re-designated as New Series A Preferred Shares and the Ordinary Shares owned by ICTS were re-designated as Class B Ordinary Shares, as described below.

In consideration of the benefits to Oak increasing its shareholding and GF becoming a shareholder, AU10TIX provided certain customary warranties to Oak and GF concerning AU10TIX and its business. In addition, AU10TIX agreed to be primarily liable to Oak and GF for any breaches by TPG of its customary fundamental warranties given to Oak and GF (including that TPG owns AU10TIX Series A Preferred Shares being sold to Oak and GF); provided, that, TPG has agreed to indemnify and hold AU10TIX harmless for any losses incurred by AU10TIX in relation to such fundamental warranties given by TPG.

Following the completion of the sales and purchases contemplated by the SPA on June 28, 2021: (i) ICTS owns 68.69% of the outstanding share capital of AU10TIX in the form of Class B Ordinary Shares; (ii) Oak owns 12.87% of the outstanding share capital of AU10TIX in the form of New Series A Preferred Shares; (iii) GF owned 10.93% of the outstanding share capital of AU10TIX in the form of New Series A Preferred Shares; and (iv) TPG owns 7.51% of the outstanding share capital of AU10TIX in the form of New Series A Preferred Shares. In addition, AU10TIX may issue up to 500,000 Class A Ordinary Shares under its existing employee stock option plan.

The SHA and the Articles (as amended by the Deed of Amendment) provide for the following material matters in respect of the rights attaching to the New Series A Preferred Shares and the Ordinary Shares and the ongoing governance of AU10TIX:

General: The New Series A Preferred Shares are entitled to one vote per share and rank equally with the Ordinary Shares in regards to dividends. The Ordinary Shares are divided into two classes: Class A Ordinary Shares and Class B Ordinary Shares, which rank equally as to dividends. The Class A Ordinary Shares are entitled to one vote per share. The Class B Ordinary Shares are entitled to three votes per share and may only be held by ICTS and its permitted transferees.

Liquidation Preference: the holders of New Series A Preferred Shares (“Series A Holders”) are entitled to a liquidation preference upon the occurrence of a (i) sale, initial public offering, which term includes certain business combinations with a SPAC (an “IPO”), merger, consolidation or reorganization, which results in change of control of AU10TIX, and (ii) winding-up, dissolution or liquidation of AU10TIX, pursuant to which the Series A Holders are entitled, on the occurrence of such event and in priority to the Ordinary Shares, to receive the greater of: (a) US$26.4583 per share, subject to adjustments for certain events affecting the capital of AU10TIX (the “Starting Price”) plus all accrued but unpaid dividends in respect of the New Series A Preferred Shares, less all dividends previously paid on the New Series A Preferred Shares, and (b) the proceeds distributable in respect of the New Series A Preferred Shares had they been converted into Class A Ordinary Shares. The Ordinary Shares rank equally in liquidation.

Conversion Rights: The New Series A Preferred Shares are subject to conversion into Class A Ordinary Shares on a 1:1 basis (subject to adjustments for certain events affecting the capital of AU10TIX): (a) upon the written request by any Series A Holder; and (b) immediately prior to a qualifying IPO of AU10TIX (being an IPO where each Class A Ordinary Share is valued at not less than 150% of the Starting Price at the completion of the IPO, subject to adjustments for certain events affecting the capital of AU10TIX) (a "Qualifying IPO"). The Class B Ordinary Shares are convertible into Class A Ordinary Shares at any time upon the written request of a holder of Class B Ordinary Shares on a 1:1 basis, subject to adjustments for certain events affecting the capital of AU10TIX.

Anti-Dilution Protection: The SHA contains customary broad-based weighted average anti-dilution protection whereby, if further shares are issued by AU10TIX at a price per new security that is less than the Starting Price, then the Series A Holders shall be entitled to receive additional Class A Ordinary Shares (at no further cost) on a weighted-average basis, reflecting the value of the equity in AU10TIX, as determined based on the subscription price paid in the new issue of securities.

Transfers: Subject to certain customary exceptions, including a transfer to a permitted transferee, any shareholder (other than TPG, Oak and GF) wishing to transfer any of the shares held by it shall first offer such shares to each shareholder holding 3% or more of AU10TIX’s outstanding share capital at the same price and on the same terms at which the selling shareholder wishes to transfer such shares.

New Issuances: Subject to certain customary exceptions, each shareholder holding 3% or more of AU10TIX’s outstanding share capital has the right to participate in any new issuance of securities by AU10TIX.

Information Rights: Subject to certain exceptions, each shareholder holding 3% or more of AU10TIX’s outstanding share capital is entitled to receive certain financial information regarding AU10TIX including budgets, annual and quarterly accounts and details of any third party offer for the stock or assets of AU10TIX, as well as certain inspection rights.

Exit Rights: At any time from and after July 3, 2026, upon written request by Series A Holders holding at least 60% of the then outstanding New Series A Preferred Shares (the “Preferred Majority”), AU10TIX is required to use reasonable endeavors to facilitate a sale of AU10TIX within six months after such written request, and, thereafter, the Preferred Majority has the right to step-in and require AU10TIX to facilitate a sale or IPO. On the exercise of such step-in right, each other shareholder (including ICTS) is required to cooperate with the Preferred Majority regarding such sale or IPO and the Preferred Majority has the right to exercise drag rights over the shares held by other shareholders in order to facilitate such exit event.

Board Arrangements: The Shareholders Agreement and Articles provide that the board of directors of AU10TIX shall be constituted by up to six directors: (i) four of whom will be appointed by the holder of a majority of the Class B Ordinary Shares (i.e., currently ICTS); (ii) one of whom will be appointed by Oak (for so long as Oak holds at least 50% of the New Series A Preferred Shares held on the date of the closing of the transactions contemplated by the SPA, subject to adjustments for certain events affecting the capital of AU10TIX); and (iii) one of whom will be appointed by GF (for so long as GF holds at least 50% of the New Series A Preferred Shares held on the date of the closing of the transactions contemplated by the SPA, subject to adjustments for certain events affecting the capital of AU10TIX). As a general matter, the board of AU10TIX is able to pass resolutions by a simple majority, subject to the consent rights of the Preferred Majority set out below.

Preferred Majority Consent Rights: For as long as the Series A Holders hold, in the aggregate, at least 25% of the New Series A Shares Preferred Shares held on the date of the closing of the transactions contemplated by the SPA, subject to adjustments for certain events affecting the capital of AU10TIX, the consent of the Preferred Majority is required for the following actions (i) amending the SHA or the Articles in a manner that would adversely affect the rights, preferences or privileges of the New Series A Preferred Shares; (ii) issuing new securities ranking senior to or pari passu with the New Series A Preferred Shares; (iii) making of any dividend or distribution other than a dividend or distribution that is pro rata to the Series A Holders and the holders of the Ordinary Shares; (iv) redeeming any Ordinary Shares; (v) incurring debt in excess of 4.0x AU10TIX’s consolidated EBITDA in the 12-month period ending on the last day of the month preceding the month in which the debt was incurred; (vi) consummating an IPO other than a Qualifying IPO; (vii) making certain changes to the size of AU10TIX’s board; (viii) making any fundamental change in the nature of the business of AU10TIX and its subsidiaries; (ix) entering into related party transactions, unless such transaction is commercially reasonable and on an arm’s-length basis; and (x) either amending AU10TIX’s existing stock option plan or creating a new stock option plan to allow for the issuance of more than 500,000 additional Class A Common Shares.

Tag Rights: Following completion of the procedures on transfers set out above, each Series A Holder holding 3% or more of AU10TIX’s outstanding shares will have the right to participate proportionately in any third-party share sale by another shareholder other than a Series A Holder (subject to certain customary exceptions).

Drag Rights: AU10TIX has the right to drag other shareholders into an exit event subject to certain requirements being satisfied (including either (i) holders of New Series A Shares receiving the greater of: (a) the Starting Price and (b) the proceeds distributable in respect of the New Series A Preferred Shares had they been converted into Class A Ordinary Shares, in each case with the approval of the Board, the Preferred Majority and the holders of a majority of the shares or (ii) a minimum value per New Series A Share of 150% of the Starting Price approved by the Board and holders of a majority of the shares, in each case subject to adjustments for certain events affecting the capital of AU10TIX) in relation to such exit transaction.

Termination: The SHA terminates upon (i) the agreement of AU10TIX, the Preferred Majority and a majority of the holders of the Ordinary Shares or (ii) the closing of a Qualifying IPO.

Tax Matters: AU10TIX is required to provide the Series A Holders with certain customary information for U.S. federal tax reporting purposes.

Confidentiality and Public Announcements: The SHA provides for customary confidentiality protections and limitations on public announcements without consent.

The RRA provides the Series A Holders (and in certain cases the holders of the Class B Ordinary Shares) with a limited number of customary long-form and short-form demand registration rights, shelf registration rights and the right to participate under certain conditions if AU10TIX determines to register its shares. In addition, AU10TIX has undertaken to (i) take certain actions to facilitate the rights of the parties under the RRA; (ii) provide customary indemnification; (iii) not agree to further registration rights superior to those granted under the RRA; and (iv) limit issuances of its shares under certain circumstances set out in the RRA.

Pre-emption Rights: The Shareholders Agreement contains a restriction on issuing any securities senior to or pari passu with the New Series A Preferred Shares for so long as the holders of the New Series A Preferred Shares on June 28, 2021 (or their transferees in accordance with the terms of the Shareholders Agreement) continue to collectively hold at least 25% of such number (appropriately adjusted for certain corporate events) of New Series A Preferred Shares. In addition, each shareholder holding in excess of 3% of AU10TIX’s outstanding shares has the right to participate in any new issuance of securities by AU10TIX, subject to customary exceptions.

The Company has assessed whether the change in the terms of the Preferred Shares following the closing of the 2021 SPA constituted a modification or extinguishment for accounting purposes, by comparing the fair value of these Preferred Shares immediately before and immediately after the closing of the 2021 SPA. An extinguishment occurs when the difference in fair value exceeds 10%, while a modification occurs when such fair value difference is lower than 10%.

Additionally, the carrying value of the Series A-1 Shares, which were previously presented among non-controlling interests, were reclassified to redeemable non-controlling interests and initially recognized at their fair value, following their re-designation as New Series A Preferred Shares.

Following the modification and extinguishment of the Preferred Shares, and the reclassification of the Series A-1 Shares, the Company adjusted the carrying value of the redeemable non-controlling interests by $9,057, with a corresponding decrease to additional paid-in capital and non-controlling interests in the amounts of $10,102 and $1,045, respectively.

The following table sets forth for the movement in the redeemable non-controlling interests:

	Period Ended
	June 30, 2022	December 31, 2021
Balance as of the beginning of the year	$90,478	$75,322
Net Income (Loss)	(38)	6,200
Other Comprehensive Income - Translation adjustment	(160)	(211)
Conversion of AU10TIX shares A-1 into new series A	-	9,057
Stock-based compensation	-	110
Balance as of the end of the year	$90,280	$90,478